Other Payables and Accrued Liabilities (Details) - Schedule of other payables and accrued liabilities	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of other payables and accrued liabilities [Abstract]
Salary payables	¥ 1,909,260	$ 274,138	¥ 2,011,702
Other payables and accrued expenses	10,233,141	1,469,308	3,446,740
Accrued interest payable	10,086,400	1,448,238	8,197,112
Total other payables and accrued liabilities	¥ 22,228,801	$ 3,191,684	¥ 13,655,554